Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Dec. 07, 2017
Document Effective Date	Dec. 07, 2017
Prospectus Date	Aug. 29, 2017
IQ Chaikin U.S. Large Cap ETF | IQ Chaikin U.S. Large Cap ETF
Risk/Return:
Trading Symbol	CLRG